ANNUAL REPORT

                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND

                                      MDL

                                OCTOBER 31, 2000

LETTER TO SHAREHOLDERS                                          OCTOBER 31, 2000

Dear Shareholders:

We at MDL Capital Management, Inc. would like to thank you for your continued support of our efforts to create wealth for you through our mutual funds. We continue to focus on performance and service to our shareholders. In the very volatile markets we are faced with, it has never been more important to remain true to one's discipline. At MDL, we have done just that with our fixed income and equity products. Once again, we are committed to staying true to our trademark, "Investing with Distinction".

BOND MARKET OVERVIEW

Given the slowdown that we have seen in the U.S. economy and the turbulence we have witnessed in the equity markets, fixed income has become the asset class of choice. Our analysis at MDL indicated that high quality; highly liquid securities with maturities over five years would perform extremely well. As this strategy has played out in 2000 our investors have reaped the rewards. We continue to remain positive on the Bond market although we view several future events with guarded optimism (Federal Reserve Policy, Presidential Election, and Commodity Prices). But based on our current fundamental analysis we feel that bond investors with the MDL Broad Market Fixed Income Fund can look forward to another positive year.

EQUITY MARKET OVERVIEW

This year's stock market difficulties are the direct result of a much-anticipated negative reaction to overzealous valuations of many so called new economy stocks, combined with the Federal Reserve's attempts to fight off inflation by slowing the economy. As the six interest rate increases took hold, the economy began to decelerate. Corporate revenue projections declined and a parade of negative earnings warnings largely from technology companies led to dismal returns for the S&P 500 Composite Index, heavy losses on the NASDAQ, and more specifically, a bear market in technology and Internet related stocks. However, as the year draws to a close, we remain optimistic about the long-term positive effects of these events on the economy and the stock market going forward. Valuations have moderated as price to earning ratios have fallen. Investors' overall confidence has been put in check. The great economic expansion should continue, albeit, at a slower pace. Thus, 2001 should prove joyous for stock market investors in the MDL Large Cap Growth Fund.

Thank You,

/S/ SIGNATURE OMITTED                                /S/ SIGNATURE OMITTED
MARK D. LAY                                          STEVEN L. SANDERS

Mark D. Lay                                          Steven L. Sanders
Chairman & CEO                                       President

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
    MDL BROAD MARKET FIXED INCOME FUND VERSUS THE LEHMAN AGGREGATE BOND INDEX

         Total Return(1)
---------------------------------
           Annualized  Annualized
  One-Year   3 Year    Inception
   Return    Return     to Date
---------------------------------
    7.13%     4.34%      4.34%
---------------------------------

[GRAPHIC OMITTED]

            MDL Broad Market
           Fixed Income Fund          Lehman Aggregate Bond Index
10/31/97       10,000                         10,000
10/98          10,910                         10,932
10/99          10,605                         10,990
10/00          11,361                         11,792




(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
               INVESTMENT IN THE MDL LARGE CAP GROWTH EQUITY FUND
                       VERSUS THE S&P 500 COMPOSITE INDEX

[GRAPHIC OMITTED]

           MDL Large Cap             S&P 500
         Growth Equity Fund      Composite Index
10/31/97      10,000                 10,000
10/31/98      11,872                 12,200
10/31/99      15,006                 15,332
10/31/00      15,042                 16,265

----------------------------------
          Total Return(1)
----------------------------------
           Annualized  Annualized
  One-Year   3 Year     Inception
   Return    Return     to Date
----------------------------------
    0.24%    14.58%     14.56%
----------------------------------

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

                                      Face      Market
MDL BROAD MARKET                     Amount      Value
FIXED INCOME FUND                     (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (63.8%)
   U.S. Treasury Bond
        6.250%, 05/15/30             $4,500     $ 4,793
   U.S. Treasury Notes
        7.000%, 07/15/06              1,520       1,602
        6.625%, 05/15/07              1,345       1,400
        6.500%, 02/15/10              3,400       3,559
        6.375%, 08/15/02              1,000       1,006
        6.250%, 02/15/03              1,400       1,409
        6.000%, 08/15/09                275         278
        4.250%, 11/15/03              1,050       1,003
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $15,086)                                15,050
                                                -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.5%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 69          66
   FNMA
        7.250%, 01/15/10                950         984
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,029)                                  1,050
                                                -------
U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS (23.1%)
   FNMA
        6.500%, 11/01/28                879         846
    GNMA
        7.500%, 06/15/28                 83          84
        7.500%, 09/15/29              1,321       1,327
        7.500%, 04/15/30              2,188       2,197
        6.500%, 01/15/26                162         156
        6.500%, 04/15/26                114         110
        6.500%, 12/15/27                 38          37
        6.500%, 06/15/28                231         224
        6.500%, 10/15/28                248         239
        6.500%, 04/15/29                233         225
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $5,491)                                  5,445
                                                -------
ASSET-BACKED SECURITY (3.9%)
   American Express Credit Account
     Master Trust, Ser 1999-A1
        5.600%, 11/15/06                950         918
                                                -------
TOTAL ASSET-BACKED SECURITY
   (Cost $948)                                      918
                                                -------

                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (2.2%)
   SBC Communications
        6.875%, 08/15/06                235         235
   Wal-Mart Stores
        6.875%, 08/10/09                300         298
                                                -------
TOTAL CORPORATE BONDS
   (Cost $549)                                      533
                                                -------
REPURCHASE AGREEMENT (1.0%)
   Morgan Stanley Dean Witter
     6.250%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $243,049 (collateralized
     by U.S. Treasury Note, 02/15/01,
     market value $249,095)             243         243
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $243)                                      243
                                                -------
TOTAL INVESTMENTS (98.5%)
   (Cost $23,346)                                23,239
                                                -------
OTHER ASSETS AND LIABILITIES, NET (1.5%)            354
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,377,120 outstanding
     shares of beneficial interest               24,374
   Accumulated Net Realized Loss
     on Investments                                (674)
   Net Unrealized Depreciation
     on Investments                                (107)
                                                -------
TOTAL NET ASSETS (100.0%)                       $23,593
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                              $9.93
                                                =======

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

                                    Shares/      Market
MDL LARGE CAP                     Face Amount     Value
GROWTH EQUITY FUND                   (000)        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.7%)
BANKS (2.7%)
   Mellon Financial                  14,088     $   680
                                                -------
COMMUNICATIONS EQUIPMENT (4.6%)
   Network Appliance*                 6,849         815
   Nokia Oyj ADR                      8,030         343
                                                -------
                                                  1,158
                                                -------
COMPUTERS & SERVICES (22.4%)
   Adobe Systems                      6,322         481
   America Online*                    7,700         388
   Ariba*                             4,107         519
   Cisco Systems*                    17,339         934
   EMC-Mass*                          8,893         792
   Microsoft*                        10,503         723
   Oracle*                           28,600         944
   Sun Microsystems*                  7,091         786
                                                -------
                                                  5,567
                                                -------
ELECTRICAL SERVICES (7.1%)
   AES*                               7,238         409
   General Electric                  24,634       1,350
                                                -------
                                                  1,759
                                                -------
FINANCIAL SERVICES (13.2%)
   American Express                   7,950         477
   Charles Schwab                    20,912         735
   Citigroup                         19,670       1,035
   Fannie Mae                         5,435         418
   Morgan Stanley Dean Witter         7,692         618
                                                -------
                                                  3,283
                                                -------
INSURANCE (4.6%)
   American International Group      11,613       1,138
                                                -------
MACHINERY (1.2%)
   Applied Materials*                 5,417         288
                                                -------
MANUFACTURING (2.9%)
   Tyco International                12,463         707
                                                -------
MEDICAL PRODUCTS & SERVICES (9.1%)
   Genentech*                         7,736         638
   Merck                              8,460         761
   Pfizer                            19,723         852
                                                -------
                                                  2,251
                                                -------


                                    Shares/      Market
                                  Face Amount     Value
                                     (000)        (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING (7.9%)
   Coastal                            9,585         723
   Exxon Mobil                        9,052         807
   Transocean Sedco Forex             8,030         426
                                                -------
                                                  1,956
                                                -------
PIPELINES (2.9%)
   Enron                              8,762         719
                                                -------
RETAIL (2.2%)
   Wal-Mart Stores                   11,844         537
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (4.6%)
   Flextronics International*        12,354         469
   LSI Logic*                         7,951         261
   PMC - Sierra*                      2,376         403
                                                -------
                                                  1,133
                                                -------
TELEPHONES & TELECOMMUNICATIONS (13.3%)
   Avaya*                               796          11
   JDS Uniphase*                      3,305         269
   Lucent Technologies                9,560         223
   Nortel Networks                   18,038         821
   SBC Communications                 9,290         536
   Verizon Communications            14,734         852
   Vodafone Group ADR                13,835         589
                                                -------
                                                  3,301
                                                -------
TOTAL COMMON STOCKS
   (Cost $21,229)                                24,477
                                                -------
REPURCHASE AGREEMENT (1.4%)
   Morgan Stanley Dean Witter
     6.250%, dated 10/31/00, matures
     11/01/00, repurchase price
     $337,209 (collateralized by
     U.S. Treasury Note, 02/15/01,
     market value $345,598)            $337         337
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $337)                                      337
                                                -------
TOTAL INVESTMENTS (100.1%)
   (Cost $21,566)                                24,814
                                                -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)           (14)
                                                -------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

MDL LARGE CAP                                    Value
GROWTH EQUITY FUND (concluded)                   (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,775,155 outstanding
     shares of beneficial interest              $21,675
   Accumulated Net Investment Loss                   (2)
   Accumulated Net Realized Loss
     on Investments                                (121)
   Net Unrealized Appreciation
     on Investments                               3,248
                                                -------
TOTAL NET ASSETS (100.0%)                       $24,800
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $13.97
                                                =======

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)                   THE ADVISORS' INNER CIRCLE FUND
For the Year Ended October 31, 2000

                                                                        MDL BROAD       MDL LARGE
                                                                      MARKET FIXED     CAP GROWTH
                                                                       INCOME FUND     EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................     $    --          $ 226
   Interest ........................................................       1,331             17
-----------------------------------------------------------------------------------------------------------
     Total Investment Income........................................       1,331            243
-----------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................         100            195
   Investment Advisory Fee Waiver ..................................         (67)           (54)
   Administrative Fees .............................................          80             80
   Professional Fees ...............................................          30             32
   Transfer Agent Fees .............................................          25             30
   Registration and Filing Fees ....................................           8             16
   Printing Fees ...................................................          12             15
   Custodian Fees ..................................................           4              4
   Trustee Fees ....................................................           6              7
   Amortization of Organizational Costs ............................           2             --
   Insurance and Other Fees ........................................          --              3
-----------------------------------------------------------------------------------------------------------
   Total Expenses, Net .............................................         200            328
-----------------------------------------------------------------------------------------------------------
       Net Investment Income (Loss) ................................       1,131            (85)
-----------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Sold ...................          89           (121)
   Net Change in Unrealized Appreciation on Investment Securities ..         332            276
-----------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...............         421            155
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............      $1,552          $  70
===========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)        THE ADVISORS' INNER CIRCLE FUND
For the Years Ended October 31,

                                                                           MDL BROAD              MDL LARGE
                                                                         MARKET FIXED            CAP GROWTH
                                                                          INCOME FUND            EQUITY FUND
                                                                ------------------------------------------------------------
                                                                       11/01/99 11/01/98      11/01/99 11/01/98
                                                                       10/31/00 10/31/99      10/31/00 10/31/99
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...................................    $ 1,131  $   776      $   (85) $   (41)
   Net Realized Gain (Loss) from Securities Sold ...................        89     (763)        (121)   1,905
   Net Unrealized Appreciation (Depreciation) on Investment Securities     332     (576)         276    2,416
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations       1,552     (563)          70    4,280
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................     (1,148)    (771)          --       (9)
   Realized Capital Gains .........................................         --       --       (1,856)      --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions.............................................     (1,148)    (771)      (1,856)      (9)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................      2,654    4,029          627    2,325
   Reinvestment of Cash Distributions .............................      1,148      788        1,855        9
   Proceeds from In-Kind Transaction...............................         --   13,003           --   14,708
   Cost of Shares Redeemed ........................................     (1,405)  (1,105)      (1,843)  (1,355)
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions        2,397   16,715          639   15,687
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ........................      2,801   15,381       (1,147)  19,958
Net Assets:
   Beginning of Period ............................................     20,792    5,411       25,947    5,989
---------------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................    $23,593  $20,792      $24,800  $25,947
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................        272      401           43      165
   Issued in Lieu of Cash Distributions ...........................        118       79          127        1
   Proceeds from In-Kind Transaction...............................         --    1,243           --    1,160
    Redeemed ......................................................       (144)    (109)        (129)     (97)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares .........................................        246    1,614           41    1,229
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout Each Period
For the Years Ended October 31,

                                                                                                                   Ratio
          Net                                                           Net                Net                     of Net
         Asset      Net    Realized and  Distributions  Distributions  Asset             Assets,     Ratio       Investment
        Value,  Investment  Unrealized     from Net         from       Value,              End     of Expenses  Income (Loss)
       Beginning  Income   Gain (Loss)    Investment      Capital       End      Total  of Period  to Average    to Average
       of Period  (Loss)  on Securities     Income         Gains     of Period  Return    (000)    Net Assets    Net Assets
       ----------------------------------------------------------------------------------------------------------------------
-----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
-----------------------------------
2000    $ 9.76    $0.50     $ 0.17          $(0.50)        $  --       $ 9.93     7.13%   $23,593    0.90%          5.11%
1999     10.48     0.44      (0.73)          (0.43)           --         9.76    (2.80)    20,792    0.90           4.40
1998(1)  10.00     0.41       0.48           (0.41)           --        10.48     9.10      5,411    0.90           4.38

----------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
----------------------------------
2000    $14.96   $(0.03)     $0.11          $   --        $(1.07)      $13.97     0.24%   $24,800    1.25%         (0.32)%
1999     11.84    (0.01)      3.13              --            --        14.96    26.40     25,947    1.26          (0.19)
1998(1)  10.00     0.04       1.83           (0.03)           --        11.84    18.72      5,989    1.26           0.41

                           Ratio
                           of Net
           Ratio         Investment
        of Expenses     Income (Loss)
         to Average      to Average
         Net Assets      Net Assets
         (Excluding      (Excluding    Portfolio
         Waivers and     Waivers and    Turnover
       Reimbursements)  Reimbursements)   Rate
--------------------------------------------------
-----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
-----------------------------------
2000        1.21%          4.80%        168.42%
1999        1.50           3.80         198.83
1998(1)    11.24          (5.96)         72.82

----------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
----------------------------------
2000        1.46%         (0.53)%        71.82%
1999        1.57          (0.50)         75.29
1998(1)    12.88         (11.21)        127.68


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Equity Fund (the "Funds"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. Distributions from net investment income are declared quarterly for the MDL Large Cap Growth Equity Fund and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                                                        Undistributed
                            Paid-In-    Accumulated    Net Investment
                            Capital    Realized Gain/   Income/(Loss)
                              (000)     (Loss) (000)       (000)
                            ---------  --------------  ---------------
     MDL Large Cap
        Growth Equity Fund   $(90)           $1             $89

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $274 for the year ended October 31, 2000.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2000

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated October 31, 1997 under which the Adviser receives an annual fee equal to 0.45% and 0.74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds to an annual rate of not more than 0.90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2000 are as follows:

                            MDL BROAD       MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND     EQUITY FUND
                          -------------    ------------
Purchases
     Government ...........   $37,467       $    --
     Other ................       300        18,660
Sales
     Government ...........    35,540            --
     Other ................        --        19,838

The Funds have capital loss carryforwards at October 31, 2000 as follows:

                     Capital Loss
                       Carryover     Expires     Expires
                       10/31/00       2007        2008
                         (000)        (000)       (000)
                     ------------    -------     -------
MDL Broad Market
   Fixed Income Fund ..   $670        $670        $--
MDL Large Cap
   Growth Equity Fund .     98          --         98

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

At October 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2000, are as follows:

                             MDL BROAD      MDL LARGE
                           MARKET FIXED    CAP GROWTH
                           INCOME FUND     EQUITY FUND
                           ------------    -----------
Aggregate gross
     unrealized
     appreciation ...........   $ 132        $ 4,284
Aggregate gross
     unrealized
     depreciation ...........    (239)        (1,036)
                                -----        -------
Net unrealized
     appreciation/
     (depreciation) .........   $(107)       $ 3,248
                                =====        =======

7.  IN-KIND TRANSFERS:

During the period ended October 31, 1999, the MDL Broad Market Fixed Income Fund and MDL Large Cap Growth Equity Fund issued 1,243,103 and 1,159,960 shares, respectively of beneficial interest in exchange for securities from an account managed by MDL Capital Management, Inc. valued at $13,002,854 and $14,708,293, respectively.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of MDL Broad Market Fixed Income Fund and MDL Large Cap Growth Equity Fund (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2000, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 15, 2000

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year.

                                         LONG TERM
                                        (20% RATE)      ORDINARY
                                       CAPITAL GAIN      INCOME        TAX-EXEMPT         TOTAL       QUALIFYING
             FUND                      DISTRIBUTION   DISTRIBUTIONS     INTEREST      DISTRIBUTIONS   DIVIDENDS(1)
           --------                   -------------- ---------------  -------------  ---------------  -------------
MDL Broad Market
   Fixed Income Fund                       0.00%         100.00%           0.00%         100.00%         0.00%
MDL Large Cap
   Growth Equity Fund                      1.53%          98.47%           0.00%         100.00%        75.50%

-----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

     TRUST:
     The Advisors' Inner Circle Fund

     MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     ADVISER:
     MDL Capital Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-877-MDL-FUND

     This information may be prededed or accompanied by a current prospectus for the fund described.

     MDL-F-004-03